LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Right-of-use Assets, Depreciation and Impairment
Balances for the Company’s lease activities are summarized as follows:

	As at December 31, 2021	As at December 31, 2020
Lease liabilities	880	815
Right of-use assets:
Land, buildings and improvements	729	761
Machinery, equipment and others	343	278
Total right-of-use assets	1,072	1,039

	Year ended December 31, 2021	Year ended December 31, 2020
Depreciation and impairment charges:
Land, buildings and improvements	120	114
Machinery, equipment and others	70	101
Total depreciation and impairment charges	190	215

Other lease related expenses:
Interest expense on lease liabilities	33	66
Expenses of short-term leases	79	134
Expenses of leases of low-value assets	65	61
Expenses related to variable lease payments not included in the measurement of lease liabilities	86	73

Additions to right-of-use assets	313	233
Lease payments recorded as reduction of lease liabilities and cash outflow from financing activities	199	242

Maturity Analysis of Lease Liabilities
The maturity analysis of the lease liabilities as of December 31, 2021 and December 31, 2020, is as follows:

				December 31, 2021
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Lease liabilities (undiscounted)	222	254	152	836	1,464

				December 31, 2020
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Lease liabilities (undiscounted)	217	265	156	778	1,416

Schedule of Additional Information About Leasing Activities for Lessee
An estimation of the future cash outflows to which the Company is potentially exposed in relation to those contracts involving variable lease payments, which are not reflected in the measurement of lease liabilities as of December 31, 2021 and December 31, 2020, is as follows:

					December 31, 2021
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Potential variable lease payments	79	140	84	119	422

					December 31, 2020
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Potential variable lease payments	58	99	68	123	348
The potential addition/(reduction) in future cash outflows to which the Company is exposed in case such options are exercised or the guarantees required are as shown in the table below:

				December 31, 2021
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Potential extension options	1	2	—	1	4
Potential termination options	—	(1)	—	—	(1)
Potential residual value guarantees	—	1	2	4	7

				December 31, 2020
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Potential extension options	1	1	—	1	3
Potential termination options	(1)	—	—	—	(1)
Potential residual value guarantees	1	1	2	3	7
Undiscounted amounts related to lease contracts not yet commenced and therefore not included in the recognized lease liabilities as of December 31, 2021 and December 31, 2020, to which the Company is committed are described below:

				December 31, 2021
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Leases not yet commenced	2	7	8	55	72

				December 31, 2020
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Leases not yet commenced	2	6	9	51	68